Deposits - Composition of Deposits (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Noninterest-bearing deposits		$ 87,557	$ 86,097
Interest-bearing deposits
Interest checking		74,520	66,298
Money market savings		107,973	109,947
Savings accounts		43,809	41,783
Time deposits		33,356	30,465
Total interest-bearing deposits	[1]	259,658	248,493
Total deposits		$ 347,215	$ 334,590

[1]	Includes time deposits greater than $250,000 balances of $6.8 billion and $3.0 billion at December 31, 2017 and 2016, respectively.